Segregated Funds - Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders (Details) - CAD CAD in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1		CAD 97,167
Deductions from segregated funds:
Net additions (deductions)	[1]	5,368	CAD 5,378
Balance as at December 31		106,392	97,167
Insurance contracts
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1		90,388	83,670
Additions to segregated funds:
Deposits		10,772	11,454
Net transfer (to) from general funds		(119)	(307)
Net realized and unrealized gains (losses)		4,141	2,799
Other investment income		4,853	3,753
Total additions		19,647	17,699
Deductions from segregated funds:
Payments to policyholders and their beneficiaries		9,439	8,689
Management fees		963	810
Taxes and other expenses		267	257
Foreign exchange rate movements		245	1,403
Total deductions		10,914	11,159
Net additions (deductions)		8,733	6,540
Acquisitions		0	178
Balance as at December 31		99,121	90,388
Investment contracts
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1		6,779	7,770
Additions to segregated funds:
Deposits		86	96
Net transfer (to) from general funds		0	0
Net realized and unrealized gains (losses)		883	741
Other investment income		152	162
Total additions		1,121	999
Deductions from segregated funds:
Payments to policyholders and their beneficiaries		643	582
Management fees		57	60
Taxes and other expenses		12	15
Foreign exchange rate movements		(83)	1,333
Total deductions		629	1,990
Net additions (deductions)		492	(991)
Acquisitions		0	0
Balance as at December 31		CAD 7,271	CAD 6,779

[1]	Balances in 2016 have been changed to conform with current year presentation.